PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property other than IPP solar parks
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT

19.    PROPERTY, PLANT AND EQUIPMENT

	Leasehold		Furniture and
	improvement	Motor vehicles	fixtures	Total
	Thousand USD	Thousand USD	Thousand USD	Thousand USD
COST
At January 1, 2016	138	622	1,238	1,998
Additions	42	205	102	349
Disposals	—	(24)	(104)	(128)
Exchange adjustments	5	(17)	(27)	(39)
At December 31, 2016	185	786	1,209	2,180
Additions	—	198	177	375
Disposals	(65)	(174)	(58)	(297)
Exchange adjustments	8	32	79	119
At December 31, 2017	128	842	1,407	2,377
Additions	35	—	79	114
Disposals	—	(569)	(331)	(900)
Exchange adjustments	(2)	(6)	(39)	(47)
At December 31, 2018	161	267	1,116	1,544
DEPRECIATION
At January 1, 2016	71	371	757	1,199
Provided for the year	15	127	129	271
Eliminated on disposals	—	(21)	(92)	(113)
Exchange adjustments	10	(5)	(5)	—
At December 31, 2016	96	472	789	1,357
Provided for the year	17	148	133	298
Eliminated on disposals	(66)	(173)	(45)	(284)
Exchange adjustments	(6)	43	53	90
At December 31, 2017	41	490	930	1,461
Provided for the year	18	52	134	204
Eliminated on disposals	—	(457)	(314)	(771)
Exchange adjustments	(1)	—	(33)	(34)
At December 31, 2018	58	85	717	860
CARRYING VALUES
At December 31, 2016	89	314	420	823
At December 31, 2017	87	352	477	916
At December 31, 2018	103	182	399	684

The above items of property, plant and equipment are depreciated on a straight-line basis over the following estimated useful lives after taking into account the residual values:

Leasehold improvement	20	years
Motor vehicles	5	years
Furniture and fixtures	5	years